JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.6%
Australia — 1.8%
BHP Group plc	1,629,491	52,756,962
Glencore plc*	8,440,043	37,905,495
Rio Tinto plc	833,165	70,769,326

		161,431,783

Austria — 0.5%
ANDRITZ AG	55,353	3,047,465
BAWAG Group AG(a)	53,640	3,047,262
Erste Group Bank AG	228,806	8,866,375
EVN AG	29,161	706,005
Mondi plc	374,613	10,385,679
Oesterreichische Post AG	24,474	1,291,937
OMV AG	111,110	5,999,252
Raiffeisen Bank International AG	104,051	2,460,261
Strabag SE	10,964	497,481
Telekom Austria AG*	108,364	924,251
Verbund AG(b)	52,520	4,844,435
Vienna Insurance Group AG Wiener Versicherung Gruppe	28,025	772,938
voestalpine AG	85,387	3,766,908

		46,610,249

Belgium — 1.4%
Ackermans & van Haaren NV	17,331	2,986,535
Ageas SA	142,600	7,530,097
Anheuser-Busch InBev SA	653,164	41,222,593
Elia Group SA/NV(b)	25,933	3,065,047
Etablissements Franz Colruyt NV	48,298	2,746,112
Groupe Bruxelles Lambert SA	90,872	10,572,889
KBC Group NV	260,397	20,967,887
Proximus SADP	119,978	2,465,583
Sofina SA	12,147	5,695,535
Solvay SA	56,367	7,528,184
Telenet Group Holding NV	37,226	1,397,147
UCB SA	97,559	10,551,729
Umicore SA(b)	154,001	9,558,351

		126,287,689

Brazil — 0.1%
Yara International ASA	132,393	6,977,977

Chile — 0.1%
Antofagasta plc	266,208	5,527,341

China — 0.3%
Prosus NV*	325,885	29,074,956

Colombia — 0.0%(c)
Millicom International Cellular SA, SDR*	71,910	2,869,672

Denmark — 3.9%
Ambu A/S, Class B	132,657	4,907,869
AP Moller - Maersk A/S, Class A	2,469	6,600,637
AP Moller - Maersk A/S, Class B	4,863	13,495,911
Carlsberg A/S, Class B	76,577	14,150,318
Chr Hansen Holding A/S	79,329	7,134,676
Coloplast A/S, Class B(b)	91,672	16,763,481
Danske Bank A/S	525,477	9,209,524
Demant A/S*(b)	79,681	4,869,904
DSV Panalpina A/S	153,788	37,488,124
Genmab A/S*	50,600	22,870,148
GN Store Nord A/S	106,618	9,343,295
H Lundbeck A/S	48,248	1,455,920
Novo Nordisk A/S, Class B	1,258,141	116,467,820
Novozymes A/S, Class B	160,263	12,591,032
Orsted A/S(a)	139,471	20,686,358
Pandora A/S	77,156	9,980,676
Rockwool International A/S, Class A	4,539	2,096,177
Rockwool International A/S, Class B	5,426	2,879,178
Tryg A/S	237,400	5,867,289
Vestas Wind Systems A/S(b)	779,122	28,729,773

		347,588,110

Finland — 2.3%
Elisa OYJ	116,184	7,467,294
Fortum OYJ	335,818	9,251,885
Huhtamaki OYJ	74,003	3,941,430
Kesko OYJ, Class A	72,488	2,816,136
Kesko OYJ, Class B	210,736	9,032,562
Kone OYJ, Class B	311,166	25,772,838
Konecranes OYJ	49,494	2,130,402
Metso Outotec OYJ	543,644	6,172,606
Neste OYJ	332,312	20,427,501
Nokia OYJ*	4,378,685	26,904,149
Nokian Renkaat OYJ	99,676	4,203,885
Nordea Bank Abp	2,624,640	30,735,615
Orion OYJ, Class A	23,879	1,016,920
Orion OYJ, Class B	81,851	3,484,031
Sampo OYJ, Class A	389,072	18,725,508
Stora Enso OYJ, Class R	472,475	9,355,804
UPM-Kymmene OYJ	411,786	16,827,814
Wartsila OYJ Abp	374,359	5,639,535

		203,905,915

France — 15.6%
Adevinta ASA*	179,679	3,454,759
Aeroports de Paris*(b)	20,620	2,499,486
Air Liquide SA	365,516	63,566,372
Airbus SE*	473,005	64,881,532
Alstom SA*(b)	217,629	9,026,464
Amundi SA(a)	46,865	4,328,144
Arkema SA	51,522	6,557,952
Atos SE(b)	75,535	3,612,292
AXA SA	1,604,883	41,561,735
BioMerieux	31,939	3,808,295
BNP Paribas SA	887,112	54,095,376
Bollore SA	704,644	3,937,781
Bouygues SA	173,359	6,681,509
Bureau Veritas SA	223,353	7,375,958
Capgemini SE	123,699	26,737,898
Carrefour SA(b)	447,862	8,318,721
Cie de Saint-Gobain	410,954	29,374,312
Cie Generale des Etablissements Michelin SCA	137,567	22,470,541
Covivio, REIT	37,213	3,495,847
Credit Agricole SA	990,118	13,805,736
Danone SA	529,730	38,963,531
Dassault Aviation SA(b)	1,796	2,138,412
Dassault Systemes SE	532,461	29,371,755
Edenred(b)	190,244	11,052,409

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Eiffage SA	64,259	6,550,864
Electricite de France SA	310,907	3,774,272
Engie SA	1,371,540	18,289,921
EssilorLuxottica SA	230,317	43,479,936
Faurecia SE	93,715	4,182,738
Gecina SA, REIT	41,911	6,646,711
Getlink SE(b)	335,201	5,369,450
Hermes International	26,874	41,084,362
Iliad SA	11,978	2,581,319
Ipsen SA	31,044	3,317,379
Kering SA	56,895	51,042,752
Legrand SA	206,349	23,254,695
L’Oreal SA	185,997	85,092,476
LVMH Moet Hennessy Louis Vuitton SE	206,404	165,260,946
Orange SA	1,580,252	17,586,850
Pernod Ricard SA	155,588	34,339,322
Publicis Groupe SA	178,001	11,237,323
Safran SA	270,296	35,374,823
Sanofi	885,136	91,233,919
Sartorius Stedim Biotech	18,471	10,544,061
SEB SA	22,204	3,689,378
Societe Generale SA	612,307	17,931,860
Sodexo SA*	64,862	5,526,598
Suez SA	320,634	7,479,307
Teleperformance	45,295	19,105,290
Thales SA	82,291	8,636,840
TotalEnergies SE	1,927,487	84,051,413
Ubisoft Entertainment SA*	61,941	3,926,678
Unibail-Rodamco-Westfield, REIT*	106,857	8,894,339
Valeo	186,468	5,391,877
Veolia Environnement SA	420,339	13,786,047
Vinci SA	378,793	40,104,543
Vivendi SE(b)	667,946	22,567,527
Worldline SA*(a)	174,661	16,348,292

		1,378,800,925

Germany — 13.1%
adidas AG	142,268	51,636,689
Allianz SE (Registered)	318,092	79,066,055
Aroundtown SA	924,946	7,239,622
BASF SE	708,590	55,679,958
Bayer AG (Registered)	757,962	45,158,655
Bayerische Motoren Werke AG	246,131	24,473,144
Bayerische Motoren Werke AG (Preference)	44,521	3,821,419
Beiersdorf AG	75,824	9,005,900
Brenntag SE	119,191	11,904,728
Commerzbank AG*	763,288	4,915,534
Continental AG*	83,324	11,319,163
Covestro AG(a)	137,121	8,833,508
Daimler AG (Registered)	643,805	57,452,857
Deutsche Bank AG (Registered)*	1,594,520	20,100,936
Deutsche Boerse AG	146,606	24,463,282
Deutsche Lufthansa AG (Registered)*(b)	230,579	2,604,246
Deutsche Post AG (Registered)	755,203	51,181,050
Deutsche Telekom AG (Registered)	2,497,991	51,843,740
Deutsche Wohnen SE	277,648	17,334,163
E.ON SE	1,732,138	21,294,060
Evonik Industries AG	147,399	5,125,083
Fresenius Medical Care AG & Co. KGaA	155,917	12,289,577
Fresenius SE & Co. KGaA	318,307	16,730,213
GEA Group AG	126,709	5,618,325
Hannover Rueck SE	46,508	7,817,228
HeidelbergCement AG	113,271	10,037,826
Henkel AG & Co. KGaA	76,155	6,924,391
Henkel AG & Co. KGaA (Preference)	137,435	13,933,798
HOCHTIEF AG	17,693	1,403,892
Infineon Technologies AG	1,007,550	38,502,692
KION Group AG	55,652	5,909,910
LANXESS AG	67,450	4,884,968
Merck KGaA	99,709	20,410,846
MTU Aero Engines AG	41,211	10,308,414
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	108,102	29,168,545
Porsche Automobil Holding SE (Preference)	118,117	12,783,947
Puma SE	79,115	9,704,995
RWE AG	521,717	18,550,006
SAP SE	843,531	121,056,338
Sartorius AG (Preference)	26,300	15,909,213
Siemens AG (Registered)	622,995	97,207,879
Siemens Energy AG*(b)	308,321	8,387,833
Siemens Healthineers AG(a)	217,551	14,363,018
Symrise AG	99,270	14,637,263
Talanx AG	41,404	1,759,200
Telefonica Deutschland Holding AG	711,399	1,917,617
TUI AG*(b)	636,153	2,986,808
Uniper SE	76,220	2,975,855
United Internet AG (Registered)	88,290	3,654,088
Volkswagen AG (Preference)	141,579	34,484,479
Vonovia SE	436,605	29,068,704
Zalando SE*(a)	130,856	14,539,726

		1,152,381,386

Ireland — 1.0%
CRH plc	605,672	30,270,948
Flutter Entertainment plc*	117,614	20,050,121
Kerry Group plc, Class A	118,675	17,597,277
Kingspan Group plc	119,178	12,959,886
Smurfit Kappa Group plc	199,822	11,272,762

		92,150,994

Italy — 3.3%
A2A SpA	1,208,544	2,564,110
Amplifon SpA(b)	64,604	3,190,439
Assicurazioni Generali SpA	951,458	18,970,307
Atlantia SpA*(b)	388,615	7,048,886
Banca Mediolanum SpA	190,124	1,871,173
Banco BPM SpA	1,168,971	3,506,950
Brembo SpA(b)	118,520	1,656,335
Buzzi Unicem SpA	75,794	2,003,471
Davide Campari-Milano NV(b)	322,628	4,535,679
DiaSorin SpA	15,100	3,064,615
Enel SpA	5,961,206	54,935,730
Eni SpA	1,947,202	23,026,866
Ferrari NV(b)	98,727	21,516,374
FinecoBank Banca Fineco SpA*	470,524	8,425,406
Hera SpA	609,090	2,588,298

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Infrastrutture Wireless Italiane SpA(a)(b)	251,856	2,845,012
Intesa Sanpaolo SpA	13,491,694	37,271,452
Leonardo SpA*	312,235	2,453,762
Mediobanca Banca di Credito Finanziario SpA*	568,168	6,650,082
Moncler SpA	162,569	11,165,683
Nexi SpA*(a)	276,087	5,915,246
Pirelli & C SpA(a)	339,451	2,049,880
Poste Italiane SpA(a)	352,676	4,666,783
Prysmian SpA	206,870	7,416,993
Recordati Industria Chimica e Farmaceutica SpA(b)	77,440	4,789,794
Salvatore Ferragamo SpA*	52,766	1,052,443
Snam SpA	1,633,567	9,881,176
Telecom Italia SpA	4,650,476	2,168,190
Telecom Italia SpA	8,988,399	3,936,131
Terna - Rete Elettrica Nazionale	1,085,509	8,615,037
UniCredit SpA	1,644,380	19,669,043
UnipolSai Assicurazioni SpA(b)	352,748	979,335

		290,430,681

Jordan — 0.1%
Hikma Pharmaceuticals plc	123,873	4,554,986

Luxembourg — 0.4%
ArcelorMittal SA	536,000	18,720,035
Eurofins Scientific SE	94,167	11,263,547
RTL Group SA	28,640	1,621,403

		31,604,985

Mexico — 0.0%(c)
Fresnillo plc	142,149	1,617,133

Netherlands — 7.9%
Adyen NV*(a)	23,470	63,604,912
Aegon NV	1,088,179	4,633,032
Akzo Nobel NV	147,040	18,163,465
Argenx SE*	1,844	557,944
Argenx SE*	37,434	11,431,451
ASML Holding NV	323,661	247,401,519
EXOR NV	87,399	7,180,334
GrandVision NV*(a)	45,767	1,539,153
HAL Trust	66,850	11,769,397
Heineken Holding NV	77,763	7,649,778
Heineken NV	182,177	21,214,839
ING Groep NV	3,011,968	38,645,662
JDE Peet’s NV	54,707	1,841,754
Koninklijke Ahold Delhaize NV	806,806	25,079,459
Koninklijke DSM NV	134,863	27,185,899
Koninklijke KPN NV(b)	2,723,740	8,937,607
Koninklijke Philips NV	702,900	32,410,367
Koninklijke Vopak NV(b)	50,449	2,136,141
NN Group NV	245,249	12,192,895
Randstad NV	96,514	7,002,156
Royal Dutch Shell plc, Class A	3,164,148	63,602,355
Royal Dutch Shell plc, Class B	2,859,358	56,498,543
Wolters Kluwer NV	206,400	23,530,305

		694,208,967

Norway — 1.0%
Aker ASA, Class A	18,538	1,421,313
Aker BP ASA	83,347	2,245,269
DNB Bank ASA	681,766	13,971,390
Equinor ASA	829,411	16,156,258
Gjensidige Forsikring ASA	146,606	3,354,801
Kongsberg Gruppen ASA	69,446	1,989,001
Leroy Seafood Group ASA	216,019	1,968,059
Mowi ASA	347,073	8,843,346
Norsk Hydro ASA	1,053,503	7,008,955
Orkla ASA	625,823	5,683,978
Salmar ASA	41,948	2,782,487
Schibsted ASA, Class A	59,633	3,160,757
Schibsted ASA, Class B	77,116	3,564,807
Storebrand ASA	360,935	3,099,004
Telenor ASA	496,659	8,623,065

		83,872,490

Poland — 0.5%
Allegro.eu SA*(a)	165,763	2,844,110
Bank Polska Kasa Opieki SA*	135,663	3,313,349
CD Projekt SA	54,423	2,620,724
Cyfrowy Polsat SA	212,183	1,881,420
Dino Polska SA*(a)	37,066	2,967,437
Grupa Lotos SA	67,033	923,820
ING Bank Slaski SA*	25,099	1,244,363
KGHM Polska Miedz SA	104,945	5,298,766
LPP SA	1,029	3,696,654
mBank SA*	10,141	843,972
Orange Polska SA*	496,139	986,483
PGE Polska Grupa Energetyczna SA*	620,292	1,395,556
Polski Koncern Naftowy ORLEN SA	224,392	4,251,000
Polskie Gornictwo Naftowe i Gazownictwo SA	1,248,226	2,036,577
Powszechna Kasa Oszczednosci Bank Polski SA*	665,404	6,535,952
Powszechny Zaklad Ubezpieczen SA*	439,714	4,288,042
Santander Bank Polska SA*	25,995	1,730,283

		46,858,508

Portugal — 0.2%
EDP - Energias de Portugal SA	2,141,678	11,108,834
Galp Energia SGPS SA	351,027	3,423,118
Jeronimo Martins SGPS SA	189,332	3,857,421

		18,389,373

Russia — 0.2%
Coca-Cola HBC AG*	154,370	5,829,454
Evraz plc	418,410	3,574,840
Polymetal International plc	215,560	4,684,004

		14,088,298

South Africa — 0.5%
Anglo American plc	1,051,647	46,602,659

South Korea — 0.2%
Delivery Hero SE*(a)	144,094	21,540,992

Spain — 3.7%
Acciona SA	16,607	2,546,075
ACS Actividades de Construccion y Servicios SA	208,512	5,484,560

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Aena SME SA*(a)	56,700	9,029,296
Amadeus IT Group SA*	347,576	22,794,317
Banco Bilbao Vizcaya Argentaria SA	5,144,310	32,931,225
Banco Santander SA	13,378,462	49,007,383
CaixaBank SA	3,358,169	9,973,465
Cellnex Telecom SA(a)	419,288	27,344,557
EDP Renovaveis SA	207,478	4,873,191
Enagas SA	192,015	4,410,111
Endesa SA	245,060	5,952,663
Ferrovial SA	384,519	11,410,673
Grifols SA(b)	226,867	5,769,646
Grifols SA (Preference), Class B	201,708	3,095,070
Iberdrola SA	4,506,003	54,230,165
Industria de Diseno Textil SA	865,623	29,358,825
Mapfre SA	760,276	1,566,270
Naturgy Energy Group SA(b)	261,820	6,757,582
Red Electrica Corp. SA	333,977	6,615,675
Repsol SA	1,084,125	11,874,332
Siemens Gamesa Renewable Energy SA*	173,435	4,836,906
Telefonica SA	3,989,745	18,252,490

		328,114,477

Sweden — 6.2%
Alfa Laval AB	229,743	9,594,280
Assa Abloy AB, Class B	765,162	24,543,561
Atlas Copco AB, Class A(b)	498,637	33,770,215
Atlas Copco AB, Class B	301,037	17,116,468
Axfood AB	80,939	2,190,752
Boliden AB*	211,020	8,223,869
Castellum AB	188,260	5,272,618
Electrolux AB, Series B	194,889	5,118,438
Elekta AB, Class B	284,358	4,150,352
Embracer Group AB*	234,211	6,061,734
Epiroc AB, Class A	483,020	11,251,771
Epiroc AB, Class B	300,853	6,044,580
EQT AB(b)	161,762	7,797,276
Essity AB, Class A	21,801	710,374
Essity AB, Class B	469,534	15,362,085
Evolution AB(a)(b)	124,510	21,664,771
Fabege AB	209,278	3,624,110
Fastighets AB Balder, Class B*(b)	78,441	5,413,098
Getinge AB, Class B	168,611	7,327,336
H & M Hennes & Mauritz AB, Class B*	585,996	12,251,260
Hexagon AB, Class B	1,519,932	25,160,345
Hexpol AB	200,926	2,735,598
Holmen AB, Class B	71,470	3,762,333
Husqvarna AB, Class A	19,206	269,536
Husqvarna AB, Class B	319,245	4,467,397
ICA Gruppen AB	71,386	3,528,500
Industrivarden AB, Class A	123,641	4,933,261
Industrivarden AB, Class C	129,679	4,964,109
Indutrade AB	204,801	6,680,276
Intrum AB(b)	57,877	1,793,330
Investment AB Latour, Class B(b)	95,923	3,748,861
Investor AB, Class A	404,008	10,038,473
Investor AB, Class B	1,405,627	34,809,679
Kinnevik AB, Class B*	186,613	8,135,547
L E Lundbergforetagen AB, Class B(b)	49,401	3,525,156
Lifco AB, Class B	163,498	4,795,382
Lundin Energy AB	147,780	4,606,949
Nibe Industrier AB, Class B	1,099,840	13,143,074
Nordnet AB publ	115,734	1,867,415
Saab AB, Class B	62,799	1,905,499
Sandvik AB	841,950	21,954,937
Securitas AB, Class B	246,944	4,354,470
Sinch AB*(a)	412,564	8,319,660
Skandinaviska Enskilda Banken AB, Class A	1,238,893	16,755,956
Skanska AB, Class B	308,788	8,716,984
SKF AB, Class A	11,678	310,657
SKF AB, Class B	291,167	7,746,980
SSAB AB, Class A*	183,046	1,045,334
SSAB AB, Class B*	481,477	2,461,233
Svenska Cellulosa AB SCA, Class A	23,979	451,814
Svenska Cellulosa AB SCA, Class B	462,510	8,602,758
Svenska Handelsbanken AB, Class A	1,185,320	13,357,741
Svenska Handelsbanken AB, Class B	27,143	326,155
Swedbank AB, Class A	716,167	13,946,375
Swedish Match AB	1,251,408	11,206,323
Swedish Orphan Biovitrum AB*	150,019	2,931,861
Tele2 AB, Class B	386,407	5,675,940
Telefonaktiebolaget LM Ericsson, Class A	47,169	549,171
Telefonaktiebolaget LM Ericsson, Class B	2,062,239	23,786,235
Telia Co. AB	1,893,108	8,303,759
Trelleborg AB, Class B	187,153	4,626,351
Volvo AB, Class A	164,798	4,006,966
Volvo AB, Class B	1,225,507	28,899,636

		550,696,964

Switzerland — 14.8%
ABB Ltd. (Registered)	1,472,020	53,814,631
Adecco Group AG (Registered)	125,868	7,537,750
Alcon, Inc.	385,511	28,064,838
Baloise Holding AG (Registered)	37,635	5,933,932
Barry Callebaut AG (Registered)	1,889	4,787,927
Chocoladefabriken Lindt & Spruengli AG(b)	810	9,076,006
Chocoladefabriken Lindt & Spruengli AG (Registered)	84	9,736,711
Cie Financiere Richemont SA (Registered)	402,735	51,537,686
Credit Suisse Group AG (Registered)	1,869,517	18,768,645
EMS-Chemie Holding AG (Registered)	5,430	6,019,479
Geberit AG (Registered)	28,568	23,456,564
Givaudan SA (Registered)	6,121	30,551,424
Holcim Ltd.*	394,401	23,120,255
Julius Baer Group Ltd.	172,665	11,396,238
Kuehne + Nagel International AG (Registered)	38,877	13,114,497
Lonza Group AG (Registered)	57,470	44,747,639
Mediclinic International plc*	369,730	1,431,202

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Nestle SA (Registered)	2,222,728	281,463,332
Novartis AG (Registered)	1,903,360	176,019,725
Partners Group Holding AG	14,433	24,656,817
Roche Holding AG	542,010	209,385,069
Roche Holding AG	20,980	9,005,161
Schindler Holding AG	31,408	10,167,890
Schindler Holding AG (Registered)	15,003	4,674,961
SGS SA (Registered)	3,984	12,894,918
Sika AG (Registered)	109,405	38,540,159
Sonova Holding AG (Registered)	41,731	16,385,050
STMicroelectronics NV	505,797	20,815,454
Straumann Holding AG (Registered)	8,839	16,387,674
Swatch Group AG (The)	22,324	7,446,907
Swatch Group AG (The) (Registered)	45,088	2,928,185
Swiss Life Holding AG (Registered)	24,717	12,749,103
Swisscom AG (Registered)	19,576	11,765,213
Temenos AG (Registered)(b)	51,062	8,111,123
UBS Group AG (Registered)	2,977,286	49,053,142
Vifor Pharma AG	33,617	4,701,398
Zurich Insurance Group AG	116,078	46,799,724

		1,307,046,429

United Arab Emirates — 0.0%
NMC Health plc*‡	23,176	—

United Kingdom — 18.6%
3i Group plc	750,785	13,343,842
Abrdn plc	1,682,428	6,637,069
Admiral Group plc	199,361	9,417,518
Allfunds Group plc*	82,530	1,454,269
Ashtead Group plc	346,641	25,938,940
ASOS plc*	53,906	2,850,382
Associated British Foods plc	274,860	7,642,993
AstraZeneca plc	1,193,874	137,187,919
Auto Trader Group plc*(a)	747,610	6,773,461
AVEVA Group plc	92,919	5,069,854
Aviva plc	3,031,414	16,280,627
BAE Systems plc	2,487,895	19,946,800
Barclays plc	12,323,957	29,812,630
Barratt Developments plc	785,621	7,677,611
Berkeley Group Holdings plc	93,855	6,319,063
BP plc	15,507,983	62,249,407
British American Tobacco plc	1,762,595	65,555,095
British Land Co. plc (The), REIT	723,666	5,123,506
BT Group plc*	6,767,631	16,301,435
Bunzl plc	260,026	9,633,241
Burberry Group plc	312,356	8,959,460
Centrica plc*	4,536,762	2,862,827
CNH Industrial NV	768,443	12,831,137
Coca-Cola Europacific Partners plc	154,400	9,582,064
Compass Group plc*	1,377,440	29,105,146
ConvaTec Group plc(a)	1,242,952	4,092,929
Croda International plc	109,971	12,873,336
DCC plc	78,199	6,547,079
Deliveroo plc*(a)(b)	302,446	1,390,751
Derwent London plc, REIT	86,525	4,362,789
Diageo plc	1,798,722	89,191,898
Direct Line Insurance Group plc	1,043,765	4,314,640
Dr. Martens plc*	354,909	2,136,091
DS Smith plc	1,059,436	6,223,535
easyJet plc*	246,676	2,894,469
Entain plc*	451,653	11,389,016
Experian plc	710,599	31,284,701
GlaxoSmithKline plc	3,864,637	76,302,711
Halma plc	292,901	11,757,331
Harbour Energy plc*	35,702	162,158
Hargreaves Lansdown plc	212,258	4,814,172
Hiscox Ltd.*	273,000	3,315,106
HSBC Holdings plc	16,008,967	88,372,558
Imperial Brands plc	732,486	15,682,748
Informa plc*	1,159,671	7,968,468
InterContinental Hotels Group plc*	144,808	9,563,643
Intertek Group plc	124,528	8,921,921
ITV plc*	2,795,090	4,346,229
J Sainsbury plc	1,345,859	5,299,764
JD Sports Fashion plc	382,040	4,760,292
Johnson Matthey plc	153,475	6,343,778
Kingfisher plc	1,628,908	8,366,768
Land Securities Group plc, REIT	579,626	5,704,896
Legal & General Group plc	4,603,871	16,677,377
Lloyds Banking Group plc	54,741,933	34,611,519
London Stock Exchange Group plc	249,873	26,054,572
M&G plc	2,005,855	6,280,814
Marks & Spencer Group plc*	1,509,397	2,841,485
Meggitt plc*	602,796	3,928,583
Melrose Industries plc	3,748,203	8,329,520
National Grid plc	2,943,255	37,632,786
Natwest Group plc	4,088,368	11,474,893
Next plc*	102,572	11,236,104
Ocado Group plc*	467,957	12,058,086
Pearson plc	583,425	7,030,545
Persimmon plc	246,204	9,931,283
Phoenix Group Holdings plc	632,147	5,957,247
Prudential plc	2,017,962	37,894,968
Reckitt Benckiser Group plc	568,237	43,469,934
RELX plc	1,529,422	44,956,262
Rentokil Initial plc	1,434,506	11,300,300
Rightmove plc	675,492	6,589,053
Rolls-Royce Holdings plc*	6,455,693	8,916,089
Royal Mail plc	771,516	5,405,529
Sage Group plc (The)	864,676	8,428,328
Schroders plc	95,886	4,869,488
Schroders plc (Non-Voting)	35,639	1,265,293
Segro plc, REIT	924,901	15,634,744
Severn Trent plc	186,902	7,265,169
Smith & Nephew plc	682,678	13,931,253
Smiths Group plc	305,813	6,607,509
Spirax-Sarco Engineering plc	56,877	11,850,243
SSE plc(b)	808,748	16,214,974
St. James’s Place plc	415,918	9,163,498
Standard Chartered plc	2,021,329	12,117,471
Subsea 7 SA	175,891	1,408,209
Tate & Lyle plc	361,424	3,707,786
Taylor Wimpey plc	2,812,963	6,431,181
Tesco plc	5,965,060	19,311,299
THG plc*	591,550	4,814,300
Travis Perkins plc*	173,619	4,106,445
Unilever plc	2,028,479	116,742,084
United Utilities Group plc	526,090	7,833,206
Vodafone Group plc	20,676,189	33,246,308

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Weir Group plc (The)*	200,308	4,823,508
Whitbread plc*	155,382	6,567,340
Wm Morrison Supermarkets plc	1,859,081	6,915,112
WPP plc	935,580	12,099,886

		1,644,871,656

United States — 1.9%
Carnival plc*	139,202	2,755,334
Ferguson plc	179,101	25,108,007
QIAGEN NV*	178,097	9,544,784
Schneider Electric SE	415,601	69,608,394
Stellantis NV	1,708,997	32,772,638
Swiss Re AG	218,025	19,766,261
Tenaris SA(b)	364,318	3,712,017

		163,267,435

TOTAL COMMON STOCKS (Cost $8,111,641,729)		8,801,373,030

SHORT-TERM INVESTMENTS — 1.0%
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(d)(e)	71,100,856	71,100,856
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(d)(e)	12,786,640	12,786,640

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $83,887,496)		83,887,496

Total Investments — 100.6% (Cost $8,195,529,225)		8,885,260,526
Liabilities in Excess of Other Assets — (0.6)%		(50,776,966)

Net Assets — 100.0%		8,834,483,560

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	10.3%
Banks	7.0
Textiles, Apparel & Luxury Goods	5.2
Insurance	4.8
Food Products	4.4
Oil, Gas & Consumable Fuels	4.1
Chemicals	3.9
Semiconductors & Semiconductor Equipment	3.5
Metals & Mining	3.0
Machinery	2.9
Capital Markets	2.6
Beverages	2.6
Personal Products	2.4
Electric Utilities	2.3
Diversified Telecommunication Services	2.2
Electrical Equipment	2.2
Health Care Equipment & Supplies	2.2
Automobiles	2.1
Software	2.0
Professional Services	1.8
Aerospace & Defense	1.8
IT Services	1.7
Industrial Conglomerates	1.4
Multi-Utilities	1.4
Diversified Financial Services	1.3
Hotels, Restaurants & Leisure	1.2
Building Products	1.2
Air Freight & Logistics	1.1
Tobacco	1.0
Food & Staples Retailing	1.0
Internet & Direct Marketing Retail	1.0
Others (each less than 1.0%)	13.5
Short-Term Investments	0.9

Abbreviations

OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt
SGPS	Holding company

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 is $75,900,804.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	444	09/2021	EUR	21,526,025	108,573
FTSE 100 Index	111	09/2021	GBP	10,736,270	27,498

					136,071

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$161,431,783	$—		$161,431,783
Austria	3,486,607	43,123,642	—		46,610,249
Belgium	—	126,287,689	—		126,287,689
Brazil	—	6,977,977	—		6,977,977
Chile	—	5,527,341	—		5,527,341
China	—	29,074,956	—		29,074,956
Colombia	—	2,869,672	—		2,869,672
Denmark	7,134,676	340,453,434	—		347,588,110
Finland	3,833,056	200,072,859	—		203,905,915
France	—	1,378,800,925	—		1,378,800,925
Germany	—	1,152,381,386	—		1,152,381,386
Ireland	17,597,277	74,553,717	—		92,150,994
Italy	—	290,430,681	—		290,430,681
Jordan	—	4,554,986	—		4,554,986
Luxembourg	—	31,604,985	—		31,604,985
Mexico	—	1,617,133	—		1,617,133
Netherlands	3,380,907	690,828,060	—		694,208,967
Norway	17,536,197	66,336,293	—		83,872,490
Poland	10,653,030	36,205,478	—		46,858,508
Portugal	3,857,421	14,531,952	—		18,389,373
Russia	—	14,088,298	—		14,088,298
South Africa	—	46,602,659	—		46,602,659
South Korea	—	21,540,992	—		21,540,992
Spain	4,873,191	323,241,286	—		328,114,477
Sweden	32,029,105	518,667,859	—		550,696,964
Switzerland	23,600,644	1,283,445,785	—		1,307,046,429
United Arab Emirates	—	—	—	(a)	—	(a)
United Kingdom	27,540,496	1,617,331,160	—		1,644,871,656
United States	—	163,267,435	—		163,267,435

Total Common Stocks	155,522,607	8,645,850,423	—	(a)	8,801,373,030

Short-Term Investments
Investment of Cash Collateral from Securities Loaned	83,887,496	—	—		83,887,496

Total Investments in Securities	$239,410,103	$8,645,850,423	$—	(a)	$8,885,260,526

Appreciation in Other Financial Instruments
Futures Contracts	$136,071	$—	$—		$136,071

(a)	Value is zero.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2021	Shares at July 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(a)(b)	$99,118,066	$598,000,000	$626,000,000	$(23,033)	$5,823	$71,100,856	71,100,856	$87,814	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	17,023,688	536,086,967	540,324,015	—	—	12,786,640	12,786,640	4,448	—

Total	$116,141,754	$1,134,086,967	$1,166,324,015	$(23,033)	$5,823	$83,887,496		$92,262	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2021.